Taxation	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Taxation

11. Taxation

(a)	Tax (charge)/credit

	Year Ended June 30
	2024			2023			2022
(US dollars in thousands)	Continuing	Discontinued	Total	Continuing	Discontinued	Total	Continuing	Discontinued	Total
Current tax
UK corporation tax	-	-	-	-	-	-	(52)	-	(52)
Foreign tax	-	-	-	(924)	-	(924)	818	-	818
Total current tax	-	-	-	(924)	-	(924)	766	-	766

Deferred tax
Current year
UK tax	-	-	-	-	-	-	(96)	-	(96)
Foreign tax	(1,603)	-	(1,603)	365	19	384	471	975	1,446
Total deferred tax	(1,603)	-	(1,603)	365	19	384	375	975	1,350

Total income tax	(1,603)	-	(1,603)	(559)	19	(540)	1,141	975	2,116

The difference between the total tax charge and the amount calculated by applying the weighted average corporation tax rates applicable to each of the tax jurisdictions in which the Group operates to the profit before tax is shown below.

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Loss before income tax before continuing operations	(44,216)	(19,506)	(23,660)
Group weighted average corporation tax rate	18.36%	26.60%	22.20%
Tax at standard rate	8,121	5,189	5,253
Effects of:
Expenses that are not deductible for tax purposes	-	-	(833)
Adjustment to prior year tax provisions	-	-	137
Deferred tax assets not recognized on tax losses	(9,724)	(5,748)	(3,415)
Total income tax from continuing operation for the period recognized in the
Consolidated Statement of Comprehensive Income	(1,603)	(559)	1,142

(b)	Deferred tax

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Deferred tax assets	4,099	5,136	4,668
Deferred tax liabilities	(2,873)	(2,232)	(1,234)
Net deferred tax asset	1,226	2,904	3,434

The deferred tax assets are analyzed as follows:

Deferred tax assets	Tax losses	Other timing differences	Total

June 30, 2021	1,853	642	2,495
Credit/(charged) to comprehensive income	2,227	(54)	2,173
June 30, 2022	4,080	588	4,668
Credit to comprehensive income	196	272	468
June 30, 2023	4,276	860	5,136
Charge to comprehensive income	(177)	(860)	(1,037)
June 30, 2024	4,099	-	4,099

The deferred tax liabilities are analyzed as follows:

Deferred tax liabilities	Accelerated allowances	Other timing differences	Total
June 30, 2021	-	(411)	(411)
Charged to comprehensive income	-	(823)	(823)
June 30, 2022	-	(1,234)	(1,234)
Charged to comprehensive income	-	(998)	(998)
June 30, 2023	-	(2,232)	(2,232)
Charged to comprehensive income		(641)	(641)
June 30, 2024	-	(2,873)	(2,873)

Deferred tax has been recognized in the current period using the tax rates applicable to each of the tax jurisdictions in which the Group operates. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities.